Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Cash Flows from Operating Activities
Net earnings (loss)	$ 30,057	$ (158,764)	$ (259,458)
Adjustments to reconcile net earnings (loss) to net cash provided by operating activities:
Depreciation	250,810	271,601	267,562
Amortization	302,788	288,160	414,125
Share-based compensation expense	160,239	126,049	148,872
Non-cash restructuring and impairment charges	140,912	16,557	119,456
Amortization of discount on convertible debt and debt issuance costs	19,774	17,652	19,850
Losses on disposals of property, plant & equipment	782	758	2,440
Unrealized losses (gains) on foreign currency remeasurements and transactions	33,122	(10,556)	(3,549)
Loss (earnings) from equity investments	(1,316)	51	66
Deferred income taxes	(95,434)	(112,096)	(206,822)
Loss on debt extinguishment	0	1,978	6,855
Increase (decrease) in cash from changes in (net of effects of acquisitions):
Accounts receivable	(170,444)	60,581	68,315
Inventories	(202,728)	(23,196)	174,136
Accounts payable	217,357	205,044	(83,330)
Contract liabilities	3,182	(72,818)	(18,957)
Income taxes	(22,118)	12,251	28,651
Accrued compensation and benefits	62,960	36,894	(60,595)
Other operating net assets (liabilities)	(96,343)	(114,415)	16,408
Net cash provided by operating activities	633,600	545,731	634,025
Cash Flows from Investing Activities
Additions to property, plant & equipment	(440,836)	(346,816)	(436,060)
Purchases of businesses, net of cash acquired	0	0	(5,488,556)
Proceeds from the sale of business	27,000	0	0
Other investing activities	(379)	(3,897)	(4,010)
Net cash used in investing activities	(414,215)	(350,713)	(5,928,626)
Cash Flows from Financing Activities
Sale of shares to noncontrolling interests	0	1,000,000	0
Proceeds from issuance of Series B preferred shares	0	0	1,400,000
Proceeds from borrowings of revolving credit facilities	53,729	18,966	65,000
Payments on existing debt	(436,986)	(228,802)	(1,265,175)
Payments on borrowings under Revolving Credit Facilities	(51,661)	(19,027)	(65,000)
Payments on convertible notes	0	0	(3,561)
Debt issuance costs	0	0	(126,516)
Equity issuance costs	0	(31,840)	(42,000)
Proceeds from exercises of stock options and purchases of stock under employee stock purchase plan	49,570	42,297	24,167
Payments in satisfaction of employees’ minimum tax obligations	(53,992)	(22,315)	(54,172)
Cash dividends paid	(11,438)	0	(27,600)
Other financing activities	(948)	(1,007)	(1,124)
Net cash provided by (used in) financing activities	(451,726)	758,272	3,554,019
Effect of exchange rate changes on cash, cash equivalents, and restricted cash	75,568	(1,170)	(4,223)
Net increase in cash and cash equivalents, and restricted cash	(156,773)	952,120	(1,744,805)
Cash, Cash Equivalents, and Restricted Cash at Beginning of Period	1,789,686	837,566	2,582,371
Cash, Cash Equivalents, and Restricted Cash at End of Period	1,632,913	1,789,686	837,566
Supplemental Information
Cash paid for interest	256,704	312,879	282,835
Cash paid for income taxes	166,849	97,295	89,567
Non-Cash Investing and Financing Activities:
Additions to property, plant & equipment included in accounts payable	67,146	63,286	36,777
Conversion of Series A preferred stock to common stock	0	445,319	0
Reconciliation of Cash, Cash Equivalents, Restricted Cash and Restricted Cash Equivalents
Cash and cash equivalents	909,200	926,033	821,310
Restricted cash, current	8,897	174,008	12,023
Restricted cash, non-current	714,816	689,645	4,233
Total cash, cash equivalents, and restricted cash shown in the consolidated statements of cash flows	1,632,913	1,789,686	837,566
Term B Facility
Cash Flows from Financing Activities
Proceeds from borrowing of Term Facility	0	0	2,800,000
Term A Facility
Cash Flows from Financing Activities
Proceeds from borrowing of Term Facility	$ 0	$ 0	$ 850,000